Intangible Assets (Details) - Schedule of Intangible Assets - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 925,154	€ 408,470
Amortization	(89,448)	(39,464)
Intangible Assets Net	835,706	369,006
Software Development [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	636,970	368,705
Software SKN1 [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	248,419
Computer Application [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	33,755	33,755
Web Page [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 6,010	€ 6,010